Income Tax (Tables)	12 Months Ended
Dec. 31, 2022
Income Tax [Member]
Schedule of income tax expense (benefit)
	Year ended December 31, 2022	Year ended December 31, 2021	Year ended December 31, 2020
Current tax:
Current tax on profits for the year	$2,174	$1,167	$1,403
Prior year income tax (overestimation) underestimation	(1,829)	—	1,845
Total current tax	345	1,167	3,248

Deferred tax:
Origination and reversal of temporary differences	430,023	(239,612)	(78,272)
Effect of exchange rates	—	—	121
Total deferred tax	430,023	(239,612)	(78,151)
Income tax expense (benefit)	$430,368	$(238,445)	$(74,903)

Schedule of reconciliation between income tax expense (benefit) and accounting loss
	Year ended December 31, 2022	Year ended December 31, 2021	Year ended December 31, 2020
Tax calculated based on loss before tax and statutory tax rate (Note)	$(2,267,658)	$(1,398,565)	$(952,112)
Prior year income tax (overestimation) underestimation	(1,829)	—	1,845
Effects from items disallowed by tax regulation	85,387	108,574	20
Taxable loss not recognized as deferred tax assets	2,614,468	1,051,546	875,223
Effect of exchange rates	—	—	121
Income tax expense (benefit)	$430,368	$(238,445)	$(74,903)

Schedule of deferred tax assets or liabilities as a result of temporary differences and loss carryforwards
	2022
	January 1	Recognized in profit or loss	Translation differences	December 31
Temporary differences:
- Deferred tax assets:
Employee share options	$179,549	$(166,750)	$(12,799)	$—
Unrealized exchange loss	116,315	(108,025)	(8,290)	—
Tax losses carryforward	62,675	(58,208)	(4,467)	—
Provisions	51,664	(17,168)	(4,591)	29,905
	410,203	(350,151)	(30,147)	29,905
- Deferred tax liabilities:
Prepayment of pension	(68,151)	(627)	6,742	(62,036)
Unrealized exchange gain	(10,251)	(79,245)	3,349	(86,147)
	(78,402)	(79,872)	10,091	(148,183)
	$331,801	$(430,023)	$(20,056)	$(118,278)
	2021
	January 1	Recognized in profit or loss	Translation differences	December 31
Temporary differences:
- Deferred tax assets:
Employee share options	$102,196	$73,532	$3,821	$179,549
Unrealized exchange loss	—	114,945	1,370	116,315
Tax losses carryforward	60,914	—	1,761	62,675
Provisions	51,498	(1,305)	1,471	51,664
	214,608	187,172	8,423	410,203
- Deferred tax liabilities:
Prepayment of pension	(65,913)	(329)	(1,909)	(68,151)
Unrealized exchange gain	(61,861)	52,769	(1,159)	(10,251)
	(127,774)	52,440	(3,068)	(78,402)
	$86,834	$239,612	$5,355	$331,801

Schedule of expiration dates of unused tax losses and amounts of unrecognized deferred tax assets
	December 31, 2022
Year incurred	Amount filed/assessed	Unused amount	Unrecognized amount	Expiry year
2016	$607,999	$607,999	$607,999	2026
2017	2,006,095	2,006,095	2,006,095	2027
2018	1,357,953	1,357,953	1,357,953	2028
2020	4,771,824	4,771,824	4,771,824	2030
2021	2,558,560	2,558,560	2,558,560	2031
2022	9,490,794	9,490,794	9,490,794	2032
	$20,793,225	$20,793,225	$20,793,225
	December 31, 2021
Year incurred	Amount filed/assessed	Unused amount	Unrecognized amount	Expiry year
2016	$607,999	$607,999	$335,807	2026
2017	2,006,095	2,006,095	2,006,095	2027
2018	1,357,953	1,357,953	1,357,953	2028
2020	4,771,824	4,771,824	4,771,824	2030
2021	2,640,848	2,640,848	2,640,848	2031
	$11,384,719	$11,384,719	$11,112,527